Transactions with Related Parties - Allseas (Details)			12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 31, 2013 Allseas Marine - Management Agreements USD ($)	May 31, 2013 Allseas Marine - Management Agreements EUR (€)	Dec. 31, 2012 Allseas Marine - Management Agreements USD ($)	Dec. 31, 2012 Allseas Marine - Management Agreements EUR (€)	May 31, 2012 Allseas Marine - Management Agreements USD ($)	May 31, 2012 Allseas Marine - Management Agreements EUR (€)	Dec. 31, 2011 Allseas Marine - Management Agreements USD ($)	Dec. 31, 2012 Allseas Marine - Administrative Services Agreement USD ($)	Dec. 31, 2011 Allseas Marine - Administrative Services Agreement USD ($)	Dec. 31, 2012 Allseas Marine - Executive Services Agreement USD ($)	Dec. 31, 2011 Allseas Marine - Executive Services Agreement USD ($)	Dec. 31, 2012 Allseas Marine - Accounting Agreement USD ($)	Dec. 31, 2012 Allseas Marine - Accounting Agreement EUR (€)	Dec. 31, 2012 Allseas Marine S.A. USD ($)	Dec. 31, 2011 Allseas Marine S.A. USD ($)	Dec. 31, 2012 Allseas Marine S.A. EUR (€)
Related Party Transaction [Line Items]
Charter Hire Commission payable to the Management company					1.25%	1.25%
Commission rate payable to the management company for the purchase and sale of vessels					1.00%	1.00%
Daily management fee			$ 838	€ 634.88			$ 818	€ 620
Vessel pre-delivery services lump-sum fee					15,000
Superintendents Management fee payable					660	500
Due from related parties	3,987,430	1,855,151			3,952,972				1,820,693	(9,251)	(7,733)	(150,000)	(150,000)	(150,517)
Annual executive services fee payable												1,800,000
Incentive compensation for executive services												792,660	130,430
Annual fee payable for financial accounting services														329,850	250,000
Annual fee per vessel payable for Financial reporting services														30,000
Compensation for involuntary termination of contract																3,958,200		3,000,000
Capitalized expenses																$ 670,988	$ 1,983,750